ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Balance Sheet Under IFRS 9 and IFRS 15 - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances at central banks	£ 54,663	£ 58,521
Items in course of collection from banks	647	755
Financial assets at fair value through profit or loss	158,529	176,008
Derivative financial instruments	23,595	25,474
Loans and advances to banks	6,283	4,246
Loans and advances to customers	484,858	461,016
Debt securities	5,238	3,314
Financial assets at amortised cost	496,379	468,576
Financial assets at fair value through other comprehensive income	24,815	42,917
Goodwill	2,310	2,310	£ 2,016
Value of in-force business	4,762	4,839
Other intangible assets	3,347	2,835
Property, plant and equipment	12,300	12,727
Current tax recoverable	5	16
Deferred tax assets	2,453	2,609
Retirement benefit assets	1,267	723
Other assets	12,526	12,872
Total assets	797,598	811,182
Liabilities
Deposits from banks	30,320	29,804
Customer deposits	418,066	418,124
Items in course of transmission to banks	636	584
Financial liabilities at fair value through profit or loss	30,547	50,935
Derivative financial instruments	21,373	26,124
Notes in circulation	1,104	1,313
Debt securities in issue	91,168	72,402
Liabilities arising from insurance contracts and participating investment contracts	98,874	103,413
Liabilities arising from non-participating investment contracts	13,853	15,447
Other liabilities		20,741
Retirement benefit obligations	245	358
Current tax liabilities		274
Other provisions	3,547	5,789
Subordinated liabilities	17,656	17,922	19,831
Total liabilities	747,399	763,230
Equity
Shareholders’ equity	43,434	42,360
Other equity instruments	6,491	5,355
Non-controlling interests	274	237
Total equity	50,199	47,952	48,465	£ 46,980
Total equity and liabilities	£ 797,598	811,182
Previously stated [member]
Assets
Cash and balances at central banks		58,521	47,452
Items in course of collection from banks		755
Financial assets at fair value through profit or loss		162,878
Derivative financial instruments		25,834
Loans and advances to banks		6,611	£ 26,902
Loans and advances to customers		472,498
Debt securities		3,643
Financial assets at amortised cost		482,752
Financial assets at fair value through other comprehensive income		42,098
Available-for-sale financial assets		42,098
Goodwill		2,310
Value of in-force business		4,839
Other intangible assets		2,835
Property, plant and equipment		12,727
Current tax recoverable		16
Deferred tax assets		2,284
Retirement benefit assets		723
Other assets		13,537
Total assets		812,109
Liabilities
Deposits from banks		29,804
Customer deposits		418,124
Items in course of transmission to banks		584
Financial liabilities at fair value through profit or loss		50,877
Derivative financial instruments		26,124
Notes in circulation		1,313
Debt securities in issue		72,450
Liabilities arising from insurance contracts and participating investment contracts		103,413
Liabilities arising from non-participating investment contracts		15,447
Other liabilities		20,730
Retirement benefit obligations		358
Current tax liabilities		274
Other provisions		5,546
Subordinated liabilities		17,922
Total liabilities		762,966
Equity
Shareholders’ equity		43,551
Other equity instruments		5,355
Non-controlling interests		237
Total equity		49,143
Total equity and liabilities		812,109
Increase (decrease) due to classification and measurement of IFRS 9 [member]
Assets
Financial assets at fair value through profit or loss		13,130
Derivative financial instruments		(360)
Loans and advances to banks		(2,364)
Loans and advances to customers		(10,460)
Debt securities		(329)
Financial assets at amortised cost		(13,153)
Financial assets at fair value through other comprehensive income		42,917
Available-for-sale financial assets		(42,098)
Deferred tax assets		22
Other assets		(655)
Total assets		(197)
Liabilities
Financial liabilities at fair value through profit or loss		58
Debt securities in issue		(48)
Total liabilities		10
Equity
Shareholders’ equity		(207)
Total equity		(207)
Total equity and liabilities		(197)
Increase (decrease) due to application of IFRS 9 related to impairment [member]
Assets
Loans and advances to banks		(1)
Loans and advances to customers		(1,022)
Financial assets at amortised cost		(1,023)
Deferred tax assets		300
Other assets		(10)
Total assets		(733)
Liabilities
Other liabilities		(3)
Other provisions		243
Total liabilities		240
Equity
Shareholders’ equity		(973)
Total equity		(973)
Total equity and liabilities		(733)
Increase (decrease) due to application of IFRS 15 [member]
Assets
Deferred tax assets		3
Total assets		3
Liabilities
Other liabilities		14
Total liabilities		14
Equity
Shareholders’ equity		(11)
Total equity		(11)
Total equity and liabilities		£ 3